[LOGO]







ANNUAL REPORT                                      Armada

MAY 31, 1997                                       Funds

                                                   Money

                                                   Market

                                                   Series

ARMADA MONEY MARKET FUND

ARMADA GOVERNMENT FUND

ARMADA TREASURY FUND

ARMADA TAX EXEMPT FUND

ARMADA PENNSYLVANIA TAX EXEMPT FUND



                                                      [ARMADA LOGO]
                                                          ARMADA
                                                           FUNDS
                                                Financial Power Close at Hand

LOGO                        ARMADA FUNDS
                            MONEY MARKET SERIES
                            ANNUAL REPORT - MAY 31, 1997

ARMADA                          TABLE OF CONTENTS
MONEY MARKET FUND               Chairman's Message...........................................    1

                                PORTFOLIOS OF INVESTMENTS AND FINANCIAL HIGHLIGHTS
ARMADA                            Armada Money Market Fund...................................    3
GOVERNMENT FUND                   Armada Government Fund.....................................    9
                                  Armada Treasury Fund.......................................   12
ARMADA                            Armada Tax Exempt Fund.....................................   14
TREASURY FUND                     Armada Pennsylvania Tax Exempt Fund........................   22

ARMADA                          FINANCIAL STATEMENTS
TAX EXEMPT FUND                   Statement of Assets and Liabilities........................   28
                                  Statement of Operations....................................   29
ARMADA                            Statement of Changes in Net Assets.........................   30
PENNSYLVANIA
TAX EXEMPT FUND                 NOTES TO FINANCIAL STATEMENTS................................   31

                                REPORT OF INDEPENDENT AUDITORS...............................   37

- SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, ITS AFFILIATES OR ANY BANK.
- SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.

LOGO                        CHAIRMAN'S MESSAGE

                            DEAR ARMADA FUNDS SHAREHOLDERS:

                              It is a pleasure to report to you that the total
                            assets in Armada Funds stand at $5.40 billion at May 31, 1997, an increase of 31% over the $4.12 billion of a year ago. This growth resulted from additional investments, sustained improvement in income, and the transfer of the remaining Inventor Funds. The accompanying annual report contains each fund's audited financial statements and its specific portfolio of investments.

                            INVESTMENT PERFORMANCE LEADERSHIP

                              In all our investment activity, we share one goal:
                            To seek to provide shareholders with a variety of investment opportunities from a wide range of funds that consistently outperform the benchmark indices for each fund over time. Reflecting that objective, Armada Funds is receiving recognition as a top performer by the financial press. The funds have won mentions in the Wall Street Journal's Mutual Fund Scorecard on several occasions, as well as in Investor's Business Daily. Performance for all funds has been very competitive, reflecting the expertise and dedication of our Armada Funds managers.

                            EXPANDED PRODUCT OFFERINGS

                              Developing new products and refining current
                            offerings are important functions of Armada Funds as we strive to provide you with the highest quality investment services. During the year, our integration of the Inventor Funds allowed us to offer you four new Armada portfolios: the Intermediate Government Fund, the GNMA Fund, the Pennsylvania Municipal Fund, and the Pennsylvania Tax Exempt Fund (a money market fund). The Armada Enhanced Income Fund adopted a new investment objective which seeks increased total return potential.

                              Armada Funds also serves as a mainstay for
                            National City's asset allocation program,
                            FutureQuest. For each FutureQuest investor, a portfolio of mutual funds is created based on individual goals, time-frame, and tolerance for risk. That portfolio is then monitored and rebalanced as necessary. The FutureQuest process adds value by defining and maintaining the investor's focus, while Armada Funds provides a quality investment vehicle for deploying the assets.

                              Our communication with you, our shareholders, is a
                            crucial function of our business. Please call 1-800-622-FUND (3863) when you want more

LOGO                        CHAIRMAN'S MESSAGE

                            information about your investment or any of the Armada Funds. You'll find highly trained, licensed representatives on the other end of the telephone who stand ready to assist you.

                              You can also find a multitude of information about
                            Armada Funds on the National City World Wide Web page at WWW.NATIONAL-CITY.COM. Click on Invest It! and you and other prospective investors can access performance information, view prospectuses and learn more about the many benefits of investing with Armada Funds.

                              We look forward to continuing to serve your
                            investment needs.

                            Sincerely,

                            /s/ Robert D. Neary

                            Robert D. Neary
                            Chairman
                            Armada Funds Board of Trustees

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA MONEY MARKET FUND

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
AGENCY OBLIGATIONS -- 8.6%
FEDERAL HOME LOAN BANK DISCOUNT
  NOTES -- 1.7%
    5.25%.......... 06/13/97   $20,000   $   19,965,000
    5.29%.......... 08/07/97    20,000       19,803,094
                                         --------------
                                             39,768,094
                                         --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES -- 1.3%
    5.51%.......... 07/10/97    30,000       29,820,925
                                         --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES -- 5.6%
    5.275%......... 06/05/97    20,000       19,988,278
    5.23%.......... 06/17/97    20,000       19,953,511
    5.26%.......... 07/11/97    20,000       19,883,111
    5.30%.......... 09/10/97    20,000       19,702,611
    5.57%.......... 09/18/97    25,000       24,578,382
    5.58%.......... 10/07/97    25,000       24,504,000
                                         --------------
                                            128,609,893
                                         --------------
  TOTAL AGENCY OBLIGATIONS.............     198,198,912
                                         --------------
COMMERCIAL PAPER -- 82.1%
AGRICULTURE -- 4.1%
  Canadian Wheat Board (P1, A1+)
    5.30%.......... 06/12/97    10,000        9,983,806
    5.55%.......... 07/08/97    10,000        9,942,958
    5.57%.......... 08/15/97    20,000       19,767,917
  Cargill Financial Services (P1, A1+)
    5.52%.......... 06/24/97    15,000       14,947,100
    5.55%.......... 07/02/97    15,000       14,928,312
  Cargill Inc. (P1, A1+)
    5.57%.......... 08/12/97    25,000       24,721,500
                                         --------------
                                             94,291,593
                                         --------------
                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
BUILDING & BUILDING SUPPLIES -- 1.3%
  Weyerhaeuser Co. (P1, A1)
    5.55%.......... 06/05/97    10,000   $    9,993,833
    5.58%.......... 07/24/97    10,000        9,917,850
    5.57%.......... 07/31/97    10,000        9,907,167
                                         --------------
                                             29,818,850
                                         --------------
CHEMICALS -- 5.6%
  Dow Chemical Co. (P1, A1)
    5.48%.......... 06/16/97   $10,000        9,977,167
    5.52%.......... 06/20/97    20,000       19,941,733
  E.I. DuPont de Nemours & Co. (P1,
   A1+)
    5.31%.......... 06/06/97    20,000       19,985,250
    5.30%.......... 06/17/97    25,000       24,941,111
    5.37%.......... 06/20/97    20,000       19,943,317
    5.54%.......... 08/28/97    35,000       34,526,022
                                         --------------
                                            129,314,600
                                         --------------
CONSUMER NON-DURABLES -- 5.1%
  Colgate-Palmolive Co. (P1, A1)
    5.50%.......... 06/03/97    23,000       22,992,972
  Procter & Gamble Co. (P1, A1+)
    5.47%.......... 06/30/97    25,000       24,889,840
    5.54%.......... 07/28/97    20,000       19,824,567
  Sara Lee Corp. (P1, A1+)
    5.57%.......... 06/25/97    25,000       24,907,167
    5.52%.......... 06/26/97    25,000       24,904,167
                                         --------------
                                            117,518,713
                                         --------------
DIVERSIFIED -- 3.4%
  General Electric Capital Corp. (P1,
   A1+)
    5.62%.......... 07/16/97    20,000       19,859,500
    5.58%.......... 07/29/97    20,000       19,820,200
    5.60%.......... 08/07/97    15,000       14,843,667

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA MONEY MARKET FUND

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
DIVERSIFIED -- CONTINUED
  Minnesota Mining & Mfg Co. (P1, A1+)
    5.54%.......... 07/22/97   $25,000   $   24,803,792
                                         --------------
                                             79,327,159
                                         --------------
DRUGS & HEALTH CARE -- 2.4%
  Schering Corp. (P1, A1+)
    5.54%.......... 06/17/97     9,925        9,900,562
    5.57%.......... 07/01/97    15,000       14,930,375
    5.55%.......... 08/26/97    30,000       29,602,250
                                         --------------
                                             54,433,187
                                         --------------
ENTERTAINMENT -- 1.3%
  Walt Disney Co., Inc. (P1, A1)
    5.62%.......... 06/02/97    30,000       29,995,317
                                         --------------
FINANCE-CONDUIT -- 13.2%
  Ciesco, L.P. (P1, A1+)
    5.33%.......... 06/19/97    20,000       19,946,700
    5.60%.......... 07/07/97    20,000       19,888,000
    5.57%.......... 07/17/97    20,000       19,857,656
    5.55%.......... 07/18/97    20,000       19,855,083
    5.57%.......... 08/29/97    20,000       19,724,594
  Corporate Asset Funding Co., Inc.
   (P1, A1+)
    5.52%.......... 06/16/97    10,000        9,977,000
    5.53%.......... 06/27/97    25,000       24,900,153
    5.57%.......... 07/10/97    25,000       24,849,146
    5.63%.......... 07/10/97    20,000       19,878,017
    5.60%.......... 07/23/97    20,000       19,838,222
  Delaware Funding Corp. (P1, A1+)
    5.37%.......... 06/11/97    15,000       14,977,625
    5.47%.......... 06/18/97     9,000        8,976,752
    5.60%.......... 07/10/97    17,385       17,279,531
    5.58%.......... 07/14/97    10,000        9,933,350

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
FINANCE-CONDUIT -- CONTINUED
  Preferred Receivables Funding Corp.
   (P1, A1)
    5.35%.......... 06/19/97   $15,000   $   14,959,875
    5.40%.......... 06/26/97    15,000       14,943,750
    5.65%.......... 07/14/97    20,000       19,865,028
    5.65%.......... 08/14/97     5,000        4,941,931
                                         --------------
                                            304,592,413
                                         --------------
FINANCIAL SERVICES -- 6.0%
  American Express Credit Corp. (P1,
   A1)
    5.55%.......... 07/01/97    25,000       24,884,375
    5.59%.......... 08/19/97    25,000       24,693,326
  Associates Corp. of North America
   (P1, A1+)
    5.32%.......... 06/10/97    20,000       19,973,400
    5.61%.......... 08/27/97    15,000       14,796,637
  Ford Motor Credit Co. (P1, A1)
    5.62%.......... 07/21/97    20,000       19,843,889
  Transamerica Finance Corp. (P1, A1)
    5.50%.......... 06/04/97    14,000       13,993,583
    5.63%.......... 06/18/97    20,000       19,946,828
                                         --------------
                                            138,132,038
                                         --------------
FOOD & BEVERAGE -- 12.7%
  Anheuser-Busch Co. (P1, A1)
    5.54%.......... 08/29/97    25,000       24,657,597
  Campbell Soup Co. (P1, A1+)
    5.55%.......... 07/24/97    25,000       24,795,729
  Coca-Cola Co. (P1, A1+)
    5.51%.......... 07/07/97    25,000       24,862,250
    5.53%.......... 07/22/97    25,000       24,804,146
  H.J. Heinz Co. (P1, A1)
    5.50%.......... 06/03/97    13,000       12,996,028
  Hershey Foods Corp. (P1, A1+)
    5.50%.......... 06/12/97    20,000       19,966,389
    5.57%.......... 07/21/97    25,000       24,806,597

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA MONEY MARKET FUND

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
FOOD & BEVERAGE -- CONTINUED
  Kellogg Co. (P1, A1+)
    5.51%.......... 06/04/97   $13,400   $   13,393,847
    5.50%.......... 06/09/97    12,600       12,584,600
    5.52%.......... 06/13/97    20,000       19,963,200
    5.50%.......... 06/24/97    20,000       19,929,722
  Nestle Capital Corp. (P1, A1+)
    5.38%.......... 06/25/97    25,000       24,910,333
    5.54%.......... 07/25/97    20,000       19,833,800
    5.59%.......... 08/18/97    10,000        9,878,883
  PepsiCo, Inc. (P1, A1)
    5.47%.......... 06/02/97    15,000       14,997,721
                                         --------------
                                            292,380,842
                                         --------------
INSURANCE -- 2.6%
  Chubb Capital Corp. (P1, A1+)
    5.50%.......... 06/06/97    20,000       19,984,722
    5.52%.......... 06/09/97    20,000       19,975,467
  Marsh & McLennan Companies (P1, A1+)
    5.60%.......... 08/11/97    20,000       19,779,111
                                         --------------
                                             59,739,300
                                         --------------
MACHINERY & HEAVY EQUIPMENT -- 1.5%
  John Deere Capital Corp. (P1, A1)
    5.58%.......... 07/16/97    20,000       19,860,500
    5.60%.......... 08/12/97    15,000       14,832,000
                                         --------------
                                             34,692,500
                                         --------------
OFFICE & BUSINESS EQUIPMENT -- 2.5%
  Pitney Bowes Credit Corp. (P1, A1+)
    5.32%.......... 06/09/97     8,800        8,789,596
    5.30%.......... 06/16/97    17,850       17,810,581
  Xerox Credit Corp. (P1, A1)
    5.54%.......... 06/23/97    15,000       14,949,217
    5.54%.......... 06/24/97    15,000       14,946,908
                                         --------------
                                             56,496,302
                                         --------------

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
OIL & GAS -- 3.0%
  Amoco Co. (P1, A1+)
    5.54%.......... 07/25/97   $25,000   $   24,792,250
    5.55%.......... 08/18/97    20,000       19,759,500
    5.57%.......... 08/21/97    25,000       24,686,687
                                         --------------
                                             69,238,437
                                         --------------
PRINTING & PUBLISHING -- 2.2%
  Donnelley (RR) & Sons Co. (P1, A1)
    5.56%.......... 06/17/97    10,000        9,975,289
  Dow Jones & Co., Inc. (P1, A1)
    5.53%.......... 06/20/97    10,000        9,970,814
  Gannett Co., Inc. (P1, A1)
    5.54%.......... 06/06/97    10,000        9,992,306
    5.52%.......... 06/12/97    20,000       19,966,267
                                         --------------
                                             49,904,676
                                         --------------
TECHNOLOGY -- 3.0%
  IBM Credit Corp. (P1, A1)
    5.56%.......... 06/30/97    25,000       24,888,028
    5.60%.......... 07/15/97    25,000       24,828,889
  Rockwell International Corp. (P1,
   A1+)
    5.63%.......... 07/16/97    20,000       19,859,250
                                         --------------
                                             69,576,167
                                         --------------
TELECOMMUNICATIONS -- 3.7%
  AT&T Corp. (P1, A1+)
    5.57%.......... 07/29/97    25,000       24,775,653
  BellSouth Telecommunications, Inc.
   (P1, A1+)
    5.51%.......... 06/18/97    15,000       14,960,971
    5.52%.......... 06/27/97    15,000       14,940,200
  Motorola Credit (P1, A1+)
    5.55%.......... 07/28/97    30,000       29,736,375
                                         --------------
                                             84,413,199
                                         --------------
UTILITIES-ELECTRIC -- 2.8%
  Potomac Electric Power Co. (P1, A1)
    5.50%.......... 06/04/97    15,000       14,993,125

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA MONEY MARKET FUND

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
COMMERCIAL PAPER -- CONTINUED
UTILITIES-ELECTRIC -- CONTINUED
  Southern California Edison Co. (P1, A1)
    5.50%.......... 06/03/97   $15,000   $   14,995,417
    5.34%.......... 06/05/97     8,000        7,995,253
    5.51%.......... 06/05/97    17,000       16,989,592
    5.55%.......... 07/09/97    10,000        9,941,417
                                         --------------
                                             64,914,804
                                         --------------
UTILITIES-GAS & ELECTRIC -- 2.9%
  National Rural Utilities Cooperative
   Finance Corp. (P1, A1)
    5.52%.......... 06/16/97    10,000        9,977,000
    5.54%.......... 06/23/97    25,000       24,915,361
    5.61%.......... 08/19/97    10,000        9,876,892
    5.64%.......... 08/28/97    10,000        9,862,133
  Pacific Gas & Electric (P1, A1)
    5.52%.......... 06/10/97    12,000       11,983,440
                                         --------------
                                             66,614,826
                                         --------------
UTILITIES-TELEPHONE -- 2.8%
  Ameritech Corp. (P1, A1+)
    5.31%.......... 06/10/97    15,000       14,980,088
    5.49%.......... 06/11/97    15,000       14,977,125
    5.55%.......... 08/25/97    20,000       19,737,917
  Southwestern Bell Capital Corp. (P1,
   A1)
    5.51%.......... 06/11/97    15,000       14,977,042
                                         --------------
                                             64,672,172
                                         --------------
TOTAL COMMERCIAL PAPER.................   1,890,067,095
                                         --------------
MASTER DEMAND NOTES (A) -- 2.0%
  Metropolitan Life Insurance Co.
    5.45%.......... 06/01/97    20,000       20,000,000
  Paccar Financial Corp. (P1, A1+)
    5.48%.......... 06/03/97    25,000       25,000,000
                                         --------------
  TOTAL MASTER
   DEMAND NOTES........................      45,000,000
                                         --------------

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
YANKEE CD -- 0.9%
  Societe Generale-Yankee CD
    5.69%.......... 08/25/97   $20,000   $   20,000,465
                                         --------------
REPURCHASE AGREEMENTS -- 5.9%
  First Boston:
    5.62%.......... 06/02/97    90,000       90,000,000
    (Agreement dated 05/30/97 to be
    repurchased at $90,042,150 on
    06/02/97; collateralized by
    $121,825,000 Federal Home Loan
    Mortgage Corp., 6.5% due 04/01/08.
    The market value of the collateral
    is $91,799,775.)
  Prudential-Bache Securities:
    5.59%.......... 06/02/97    45,000       45,000,000
                                         --------------
    (Agreement dated 05/30/97 to be
    repurchased at $45,020,963 on
    06/02/97; collateralized by
    $20,000,000 Federal Home Loan
    Mortgage Corp., 5.6% due 11/15/06,
    $20,523,000 Federal Home Loan
    Mortgage Corp., 6.5% due 11/15/07,
    and by $6,375,000 Federal Home Loan
    Mortgage Corp., 6.256% due
    11/15/08. The market value of the
    collateral is $46,400,445.)
  TOTAL REPURCHASE AGREEMENTS..........
                                            135,000,000
                                         --------------

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA MONEY MARKET FUND

                             NUMBER
                            OF SHARES        VALUE
                            ---------    --------------
TEMPORARY INVESTMENT -- 0.5%
  Prime Obligations
   Portfolio............... 12,192,514   $   12,192,514
                                         --------------
  TOTAL INVESTMENTS -- 100.0%            $2,300,458,986
    (Cost $2,300,458,986*)               ==============
---------------
*   Also cost for Federal income tax purposes.
    Credit ratings given by Moody's Investor Services,
    Inc., Standard & Poor's Ratings Group and Duff &
    Phelps are unaudited.
(A) Variable rate securities. Interest rates vary
    periodically based on current market rates. Rates
    shown represent interest rates of the security in
    effect as of May 31, 1997. Dates shown represent
    the latter of the demand date or the next interest
    rate change date, which is considered the maturity
    date for financial reporting purposes.

                             See Accompanying Notes

LOG                         FINANCIAL HIGHLIGHTS

                            ARMADA MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                FOR THE YEAR ENDED MAY 31
                              ----------------------------------------------------------------------------------------------
                                        1997                       1996                       1995                 1994
                              ------------------------   ------------------------   ------------------------   -------------
                              INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL
                              -------------   --------   -------------   --------   -------------   --------   -------------
Net asset value, beginning of
 period......................  $      1.00    $   1.00    $      1.00    $   1.00    $      1.00    $   1.00     $    1.00
                                ----------    --------     ----------    --------     ----------    --------      --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.......         0.05        0.05           0.05        0.05           0.05        0.05          0.03
LESS DISTRIBUTIONS
 Dividends from net
   investment income.........        (0.05)      (0.05)         (0.05)      (0.05)         (0.05)      (0.05)        (0.03)
                                ----------    --------     ----------    --------     ----------    --------      --------
Net asset value, end of
 period......................  $      1.00    $   1.00    $      1.00    $   1.00    $      1.00    $   1.00     $    1.00
                                ==========    ========     ==========    ========     ==========    ========      ========
TOTAL RETURN.................         5.19%       5.09%          5.45%       5.35%          5.11%       5.01%         2.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's)......................  $ 1,943,021    $346,172    $ 1,344,414    $343,087    $ 1,083,243    $175,192     $ 743,377
Ratio of expenses to average
 net assets..................         0.37%(1)    0.47%(2)       0.37%(1)    0.47%(2)       0.37%(1)    0.47%(2)      0.43%(1)
Ratio of net investment
 income to average net
 assets......................         5.07%(1)    4.97%(2)       5.30%(1)    5.18%(2)       5.07%(1)    5.12%(2)      2.94%(1)


                                                  1993
                                         -----------------------
                               RETAIL    INSTITUTIONAL   RETAIL
                               -------   -------------   -------
Net asset value, beginning of
 period......................  $  1.00     $    1.00     $  1.00
                               -------      --------     -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.......     0.03          0.03        0.03
LESS DISTRIBUTIONS
 Dividends from net
   investment income.........    (0.03)        (0.03)      (0.03)
                               -------      --------     -------
Net asset value, end of
 period......................  $  1.00     $    1.00     $  1.00
                               =======      ========     =======
TOTAL RETURN.................     2.81%         2.93%       2.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's)......................  $67,229     $ 399,191     $57,710
Ratio of expenses to average
 net assets..................     0.53%(2)      0.43%       0.53%
Ratio of net investment
 income to average net
 assets......................     2.78%(2)      2.89%       2.79%

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the year ended May 31, 1997 would have been 0.47% and 4.97%. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional Class for the years ended May 31, 1996 and 1995 would have been .48% and 5.19%, and .48% and 4.96%
    respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the year ended May 31, 1994 would have been .45% and 2.92%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1997 would have been .57% and 4.87%. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .58% and 5.07% and .58% and 5.01%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1994 would have been .55% and 2.76%, respectively.

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA GOVERNMENT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
AGENCY OBLIGATIONS -- 82.6%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 20.9%
    5.37%............. 06/02/97  $  8,400   $  8,398,747
    5.41%............. 06/02/97    10,000      9,998,497
    5.42%............. 06/02/97    13,530     13,527,963
    5.38%............. 06/12/97     5,720      5,710,597
    5.41%............. 06/13/97    10,000      9,981,967
    5.38%............. 06/18/97    10,000      9,974,594
    5.27%............. 06/26/97    17,915     17,849,436
    5.48%............. 07/01/97    15,000     14,931,500
    5.50%............. 07/15/97    14,000     13,905,889
    5.47%............. 07/21/97    10,000      9,924,028
    5.51%............. 08/12/97     6,590      6,517,378
    5.46%............. 08/18/97    20,000     19,763,400
    5.43%............. 08/20/97    15,000     14,819,000
    5.29%............. 08/29/97    20,000     19,738,439
    5.295%............ 09/03/97    10,000      9,861,742
    5.32%............. 09/04/97    12,500     12,324,514
    5.30%............. 09/08/97     6,735      6,636,837
                                            ------------
                                             203,864,528
                                            ------------
FEDERAL FARM CREDIT BANK NOTE -- 2.1%
    5.55%............. 08/01/97    20,000     19,992,999
                                            ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 19.6%
    5.30%............. 06/05/97    10,000      9,994,111
    5.41%............. 06/26/97    15,000     14,943,646
    5.51%............. 07/02/97    10,000      9,952,553
    5.26%............. 07/08/97    10,000      9,945,939
    5.475%............ 07/24/97    20,000     19,838,792
    5.23%............. 07/28/97    15,000     14,875,787
    5.49%............. 07/30/97    10,200     10,108,225
    5.50%............. 07/31/97    15,000     14,862,500
    5.50%............. 08/01/97     4,500      4,458,062
    5.49%............. 08/04/97    10,000      9,902,400
    5.525%............ 08/07/97    10,000      9,897,174
    5.53%............. 08/07/97    20,000     19,794,161
    5.55%............. 08/14/97    10,000      9,885,917
    5.43%............. 08/21/97    10,000      9,877,825

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
AGENCY OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- CONTINUED
    5.45%............. 08/21/97  $ 13,000   $ 12,840,587
    5.44%............. 08/28/97    10,000      9,867,022
                                            ------------
                                             191,044,701
                                            ------------
FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT
  NOTES -- 19.0%
    5.46%............. 06/12/97    10,000      9,983,317
    5.44%............. 06/20/97     5,000      4,985,644
    5.52%............. 06/25/97    15,000     14,944,800
    5.53%............. 06/25/97    15,000     14,944,700
    5.51%............. 07/09/97    20,000     19,883,678
    5.52%............. 07/11/97    15,000     14,908,000
    5.485%............ 07/18/97    25,000     24,820,976
    5.48%............. 07/31/97    12,000     11,890,400
    5.53%............. 08/01/97    10,000      9,906,297
    5.53%............. 08/13/97    19,650     19,429,653
    5.54%............. 08/15/97    20,000     19,769,167
    5.55%............. 08/15/97    15,000     14,826,562
    5.45%............. 08/19/97     5,000      4,940,201
                                            ------------
                                             185,233,395
                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES -- 17.8%
    5.28%............. 06/06/97    25,000     24,981,667
    5.40%............. 06/06/97    20,000     19,985,000
    5.48%............. 06/11/97     7,805      7,793,119
    5.27%............. 06/13/97    14,715     14,689,151
    5.32%............. 06/19/97    15,000     14,960,100
    5.52%............. 06/19/97    15,000     14,958,600
    5.52%............. 07/02/97    15,000     14,928,700
    5.53%............. 07/10/97    10,000      9,940,092
    5.48%............. 07/17/97    10,000      9,929,978
    5.50%............. 07/17/97    15,000     14,894,583
    5.40%............. 07/23/97    10,000      9,922,000
    5.55%............. 08/04/97     7,000      6,930,933
    5.56%............. 08/04/97    10,000      9,901,156
                                            ------------
                                             173,815,079
                                            ------------

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA GOVERNMENT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
AGENCY OBLIGATIONS -- CONTINUED
STUDENT LOAN MARKETING ASSOCIATION DISCOUNT
  NOTES -- 3.2%
    5.44%............. 06/30/97  $ 11,515   $ 11,464,539
    5.51%............. 06/30/97    20,000     19,911,228
                                            ------------
                                              31,375,767
                                            ------------
TOTAL AGENCY OBLIGATIONS..................   805,326,469
                                            ------------
REPURCHASE AGREEMENT -- 16.3%
  First Boston:
    5.62%............. 06/02/97   159,000    159,000,000
                                            ------------
    (Agreement dated 05/30/97 to be
    repurchased at $159,074,465 on
    06/02/97, collateralized by
    $169,998,000 Federal Home Loan
    Mortgage Corporation, 7.0% due
    11/01/26. The market value of the
    collateral is $164,951,269.)

                             NUMBER
                            OF SHARES        VALUE
                            ---------    --------------
TEMPORARY INVESTMENT -- 1.1%
  Goldman Sachs Financial
   Square Government Fund.. 11,017,820   $   11,017,820
                                         --------------
  TOTAL INVESTMENTS -- 100.0%            $  975,344,289
   (Cost $975,344,289*)                  ==============
---------------
*  Also cost for Federal income tax purposes.

                             See Accompanying Notes

LOGO                        FINANCIAL HIGHLIGHTS

                            ARMADA GOVERNMENT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE YEAR ENDED MAY 31
                               ---------------------------------------------------------------------------------------------
                                         1997                       1996                      1995                 1994
                               ------------------------   ------------------------   -----------------------   -------------
                               INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL   RETAIL    INSTITUTIONAL
                               -------------   --------   -------------   --------   -------------   -------   -------------
Net asset value, beginning of
 period.......................   $    1.00     $   1.00     $    1.00     $   1.00     $    1.00     $  1.00     $    1.00
                                  --------     --------      --------     --------      --------     -------      --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income........        0.05         0.05          0.05         0.05          0.05        0.05          0.03
LESS DISTRIBUTIONS
 Dividends from net investment
   income.....................       (0.05)       (0.05)        (0.05)       (0.05)        (0.05)      (0.05)        (0.03)
                                  --------     --------      --------     --------      --------     -------      --------
Net asset value, end of
 period.......................   $    1.00     $   1.00     $    1.00     $   1.00     $    1.00     $  1.00     $    1.00
                                  ========     ========      ========     ========      ========     =======      ========
TOTAL RETURN..................        5.15%        5.04%         5.41%        5.31%         4.97%       4.87%         2.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's).......................   $ 811,662     $159,129     $ 741,894     $131,194     $ 618,058     $19,174     $ 768,337
Ratio of expenses to average
 net assets...................        0.36%(1)     0.47%(2)      0.36%(1)     0.46%(2)      0.39%(1)    0.51%(2)      0.42%(1)
Ratio of net investment income
 to average net assets........        5.03%(1)     4.93%(2)      5.27%(1)     5.13%(2)      4.83%(1)    5.01%(2)      2.92%(1)


                                                  1993
                                         -----------------------
                                RETAIL   INSTITUTIONAL   RETAIL
                                ------   -------------   -------
Net asset value, beginning of
 period.......................  $ 1.00     $    1.00     $  1.00
                                ------      --------     -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income........    0.03          0.03        0.03
LESS DISTRIBUTIONS
 Dividends from net investment
   income.....................   (0.03)        (0.03)      (0.03)
                                ------      --------     -------
Net asset value, end of
 period.......................  $ 1.00     $    1.00     $  1.00
                                ======      ========     =======
TOTAL RETURN..................    2.80%         2.91%       2.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's).......................  $6,945     $ 272,809     $11,050
Ratio of expenses to average
 net assets...................    0.52%(2)      0.45%(1)    0.55%(2)
Ratio of net investment income
 to average net assets........    2.75%(2)      2.84%(1)    2.74%(2)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the year ended May 31, 1997 would have been .46% and 4.93%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .47% and 5.16%, and .50% and 4.72%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, and 1993 would have been .44% and 2.90%, and .46% and 2.82%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1997 would have been .57% and 4.83%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .57% and 5.02%, and .63% and 4.90%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994, and 1993 would have been .54% and 2.73%, and .56% and 2.72%, respectively.

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TREASURY FUND

                                    PAR
                     MATURITY      (000)         VALUE
                     --------    ---------    ------------
U.S. TREASURY OBLIGATIONS -- 94.5%
U.S. TREASURY BILLS -- 65.9%
    5.06%........... 06/05/97    $ 15,000     $ 14,991,567
    5.10%........... 06/05/97       6,000        5,996,600
    5.155%.......... 06/05/97       4,000        3,997,709
    5.09%........... 06/12/97      20,000       19,968,894
    5.10%........... 06/19/97       8,000        7,979,600
    5.075%.......... 06/26/97      12,000       11,957,708
    4.40%........... 07/03/97       6,000        5,976,533
    4.77%........... 07/03/97       5,000        4,978,800
    5.225%.......... 07/03/97      20,000       19,907,111
    5.12%........... 07/10/97       5,000        4,972,267
    5.145%.......... 07/17/97      10,000        9,934,258
    5.17%........... 07/24/97       1,000          992,389
    5.175%.......... 07/24/97      10,000        9,923,812
    5.18%........... 07/24/97       5,000        4,961,869
    5.12%........... 08/07/97       5,000        4,952,356
    5.18%........... 08/21/97      15,000       14,825,175
    5.245%.......... 09/04/97      10,000        9,861,590
    5.14%........... 09/11/97      15,000       14,781,550
    5.10%........... 09/18/97      15,000       14,768,375
                                              ------------
                                               185,728,163
                                              ------------
U.S. TREASURY NOTES -- 21.6%
    6.375%.......... 06/30/97      26,000       26,030,232
    5.875%.......... 07/31/97      20,000       20,010,798
    6.50%........... 08/15/97      10,000       10,021,558
    5.50%........... 09/30/97       5,000        4,999,829
                                              ------------
                                                61,062,417
                                              ------------

                                    PAR
                     MATURITY      (000)         VALUE
                     --------    ---------    ------------
U.S. TREASURY OBLIGATIONS -- CONTINUED
U.S. TREASURY STRIP -- 7.0%
    0%.............. 08/15/97    $ 20,000     $ 19,774,794
                                              ------------
  TOTAL U.S. TREASURY OBLIGATIONS.........
                                               266,565,374
                                              ------------

                              NUMBER
                            OF SHARES
                            ----------
TEMPORARY INVESTMENTS -- 5.5%
  Federated Investors U.S.
    Treasury Cash
    Reserves............... 4,525,974          4,525,974
  Goldman Sachs Treasury
    Instruments
    Portfolio.............. 10,867,548        10,867,548
                                          --------------
TOTAL TEMPORARY
  INVESTMENTS.........................        15,393,522
                                          --------------

TOTAL INVESTMENTS -- 100.0%               $  281,958,896
    (Cost $281,958,896*)                  ==============
---------------

*Also cost for Federal income tax purposes.

                             See Accompanying Notes

LOGO                        FINANCIAL HIGHLIGHTS
                            ARMADA TREASURY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED         FOR THE PERIOD ENDED
                                                     MAY 31, 1997               MAY 31, 1996                MAY 31, 1995
                                                -----------------------    -----------------------    -------------------------
                                                INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL(3)  RETAIL(4)
                                                -------------    ------    -------------    ------    --------------    -------
Net asset value, beginning of period...........   $    1.00      $ 1.00      $    1.00      $ 1.00       $   1.00       $ 1.00
                                                   --------      ------        -------      ------        -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................        0.05        0.05           0.05        0.05           0.05         0.02
LESS DISTRIBUTIONS
  Dividends from net investment income.........       (0.05)      (0.05)         (0.05)      (0.05)         (0.05)       (0.02)
                                                   --------      ------        -------      ------        -------       ------
Net asset value, end of period.................   $    1.00      $ 1.00      $    1.00      $ 1.00       $   1.00       $ 1.00
                                                   ========      ======        =======      ======        =======       ======
TOTAL RETURN...................................        4.89%       4.79%          5.07%       4.97%          4.86%(5)     5.41%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)...........   $ 276,327      $5,680      $ 312,255      $4,355       $142,877       $  366
Ratio of expenses to average net assets........        0.37%(1)    0.47%(2)        0.41%(1)   0.52%(2)       0.43%(1,5)   0.56%(2,5)
Ratio of net investment income to average net
  assets.......................................        4.79%(1)    4.68%(2)        4.88%(1)   4.77%(2)       4.78%(1,5)   5.35%(2,5)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the year ended May 31, 1997 would have been .42% and 4.74%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the year ended May 31, 1996 and for the period ended May 31, 1995 would have been .47% and 4.82%, and .49% and 4.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1997 would have been .52% and 4.63%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the year ended May 31, 1996 and for the period ended May 31, 1995 would have been .58% and 4.71%, and .63% and 5.28%, respectively.

(3) Institutional class commenced operations on June 16, 1994.

(4) Retail class commenced operations on December 22, 1994.

(5) Annualized.

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- 99.4%
ALABAMA -- 1.8%
  Montgomery Pollution Control
   & Solid Waste Disposal
   (General Electric Company
   Project) (P-1, A-1+)
    3.45%............. 06/02/97   $ 4,000   $  4,000,000
    3.40%............. 07/11/97     2,350      2,350,000
    3.70%............. 10/17/97     1,500      1,500,000
                                            ------------
                                               7,850,000
                                            ------------
ALASKA -- 3.1%
  Valdez Marine Terminal (Arco
   Transportation Inc. Project)
   (VMIG-1, A-1)
    3.45%............. 06/27/97     2,000      2,000,000
   Series 1994-A
   (VMIG-1, A-1)
    3.55%............. 06/25/97     5,000      5,000,000
    3.70%............. 09/19/97     1,000      1,000,000
   Series 1994-B
   (VMIG-1, A-1)(A)
    4.00%............. 06/07/97     6,000      6,000,000
                                            ------------
                                              14,000,000
                                            ------------
ARIZONA -- 4.8%
  Maricopa County Pollution
   Control Revenue Bond
   (Southern California Edison)
   Series E (P-1, A-1)
    3.60%............. 06/02/97     1,850      1,850,000
    3.55%............. 06/16/97     2,000      2,000,000
    3.45%............. 07/17/97     2,000      2,000,000
    3.55%............. 07/25/97     2,500      2,500,000
    3.70%............. 10/08/97     1,150      1,150,000
    3.70%............. 10/09/97     2,000      2,000,000
   Series F (P-1, A-1)
    5.65%............. 07/10/97     3,250      3,250,000
    3.70%............. 10/09/97     2,600      2,600,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
ARIZONA -- CONTINUED
  Maricopa County Samaritan
   Health Systems (MBIA
   Insured) (VMIG-1, NR)(A)
    4.00%............. 06/01/97   $ 4,200   $  4,200,000
                                            ------------
                                              21,550,000
                                            ------------
COLORADO -- 1.1%
  University of Colorado
   Regents Enterprise System
   Adjustable Tender Revenue
   Bond Series 1996-A (VMIG-1,
   A-1+)(A)
    3.90%............. 06/07/97     5,000      5,000,000
                                            ------------
FLORIDA -- 7.3%
  Gainesville Utilities System
   Series C (P-1, A)
    3.45%............. 07/15/97     1,000      1,000,000
    3.65%............. 08/01/97     1,948      1,948,000
    3.65%............. 08/11/97     3,570      3,570,000
    3.85%............. 08/15/97     3,000      3,000,000
    3.70%............. 10/01/97     1,628      1,628,000
  Hillsborough County
   Industrial Development
   Authority Pollution Control
   Revenue Bond (Tampa Electric
   Co. Project) Series 1990
   (Aa2, Aa)(A)
    4.15%............. 06/01/97     6,005      6,005,000
  Jacksonville Pollution
   Control Revenue Bond
   (Florida Power & Light Co.
   Project) (VMIG-1, A-1+)
    3.35%............. 06/03/97     7,700      7,700,000
    3.60%............. 07/01/97     3,000      3,000,000
    3.45%............. 07/07/97     3,200      3,200,000
    3.45%............. 07/31/97     1,700      1,700,000
                                            ------------
                                              32,751,000
                                            ------------

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
GEORGIA -- 2.7%
  Downtown Savannah Parking
   Authority (VMIG-1, A-1+)(A)
    3.90%............. 06/07/97   $ 2,000   $  2,000,000
  Georgia Municipal Gas
   Authority Gas Revenue Bond
   (Southern Portfolio-I)
   Series 1994-D (LOC Wachovia
   Bank) (NR, A-1+)
    3.80%............. 09/10/97     2,900      2,900,000
  Georgia Tech Foundation
   Facility Series 1992-A (NR,
   A-1+)(A)
    3.85%............. 06/07/97     4,200      4,200,000
   Series 1992-B (NR, A-1+)(A)
    3.85%............. 06/07/97     2,900      2,900,000
                                            ------------
                                              12,000,000
                                            ------------
ILLINOIS -- 2.7%
  City of Chicago General
   Obligation Tender Notes
   (MIG-1, SP-1)
    3.65%............. 02/05/98     4,000      4,000,000
  Illinois Educational Facility
   Authority Revenue Bond
   (Northwestern University)
   Series 1988 (VMIG-1,
   A-1+)(A)
    3.95%............. 06/07/97     7,836      7,836,000
                                            ------------
                                              11,836,000
                                            ------------
INDIANA -- 9.5%
  Evansville Economic
   Development Bond (Ball Corp.
   Project) (LOC Wachovia) (NR,
   A-1+)(A)
    3.90%............. 06/07/97     1,500      1,500,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Indiana Health Facility
   Finance Authority Capital
   Access Designated Pool,
   Series 1989-A (LOC Bank One
   Indianapolis) (VMIG-1,
   A-1+)(A)
    4.00%............. 06/07/97   $ 1,400   $  1,400,000
   Series 1989-B (LOC Bank One
   Indianapolis) (VMIG-1,
   A-1+)(A)
    4.00%............. 06/07/97     1,900      1,900,000
  Indiana Hospital Equipment
   Finance Authority Revenue
   Bond
   Series 1985-A (MBIA Insured)
   (VMIG-1, A-1+)(A)
    4.00%............. 06/07/97     5,000      5,000,000
  Mt Vernon Pollution Control
   Solid Waste Disposal Revenue
   Bonds (General Electric
   Company Project) (P-1, A-1+)
    4.00%............. 06/04/97     3,580      3,580,000
    3.90%............. 06/07/97     7,000      7,000,000
    3.50%............. 06/13/97     2,500      2,500,000
    3.50%............. 06/20/97     2,900      2,900,000
    3.65%............. 10/14/97     2,935      2,935,000
  Sullivan National Rural
   Utilities Cooperative
   Finance Corporation (Hoosier
   Energy Rural Electric
   Cooperative) (P-1, A-1+)
    3.45%............. 06/26/97     6,000      6,000,000
    3.80%............. 08/15/97     2,600      2,600,000
    3.70%............. 10/07/97     5,000      5,000,000
                                            ------------
                                              42,315,000
                                            ------------

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
KANSAS -- 3.1%
  Kansas State Department of
   Transportation Highway
   Revenue Bonds Series B
   (VMIG-1, A-1+)(A)
    3.80%............. 06/07/97   $14,000   $ 14,000,000
                                            ------------
LOUISIANA -- 6.8%
  East Baton Rouge Pollution
   Control Revenue Bond (Exxon
   Project) (VMIG-1, A-1+)(A)
    4.00%............. 06/01/97    12,500     12,500,000
  Plaquemines Port Harbor
   Terminal District
   Electro-Coal Transfer Series
   A (P-1, A-1+)
    3.55%............. 06/06/97     7,000      7,000,000
    3.55%............. 06/11/97     6,000      6,000,000
    3.60%............. 06/12/97     1,200      1,200,000
    3.80%............. 08/27/97     2,000      2,000,000
   Series C (P-1, A-1+)
    3.70%............. 07/01/97     1,500      1,500,000
                                            ------------
                                              30,200,000
                                            ------------
MINNESOTA -- 1.7%
  Becker Pollution Control
   Revenue (Northern States
   Power) (VMIG-1, A-1+)
    3.40%............. 06/16/97     2,200      2,200,000
    3.40%............. 06/20/97     2,000      2,000,000
    3.80%............. 09/17/97     1,400      1,400,000
    3.75%............. 10/02/97     2,000      2,000,000
                                            ------------
                                               7,600,000
                                            ------------
MISSISSIPPI -- 3.1%
  Forest Industrial Development
   Revenue Bond (Sara Lee Corp.
   Project) Series 1992 (NR,
   A-1+)(A)
    3.95%............. 06/07/97     8,000      8,000,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
MISSISSIPPI -- CONTINUED
  Jackson County Pollution
   Control Revenue Bond
   (Chevron Project) (P-1,
   NR)(A)
    4.00%............. 06/01/97   $ 3,500   $  3,500,000
  Jackson County Pollution
   Control Revenue Bond
   (Chevron Project) (P-1, NR)
    3.55%............. 08/01/97     2,200      2,200,000
                                            ------------
                                              13,700,000
                                            ------------
MISSOURI -- 1.1%
  Missouri Health & Educational
   Facility Authority (Sisters
   of Mercy) Series C (VMIG-1,
   A-1+)(A)
    3.85%............. 06/07/97     2,100      2,100,000
   Series D (VMIG-1, A-1+)(A)
    3.85%............. 06/07/97     2,000      2,000,000
  Missouri Health & Educational
   Facility Authority
   (Washington University)
   Series D (VMIG-1, A-1+)(A)
    4.00%............. 06/01/97     1,000      1,000,000
                                            ------------
                                               5,100,000
                                            ------------
MONTANA -- 1.5%
  Forsyth Pollution Control
   Revenue Bond (Portland
   General Electric Project)
   Series 1983-B (P-1, A-1+)(A)
    3.90%............. 06/07/97     6,800      6,800,000
                                            ------------
NEVADA -- 1.5%
  Clark County Airport
   Improvement Revenue Bond
   Series 1995-A (LOC Toronto
   Dominion) (VMIG-1, A-1+)(A)
    3.85%............. 06/07/97     6,900      6,900,000
                                            ------------

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
NEW MEXICO -- 1.5%
  Hurley Pollution Control
   Revenue Bonds (Kennecott
   Santa Fe Corp Project)
   Series 1985 (P-1, A-1+)(A)
    4.15%............. 06/01/97   $ 6,800   $  6,800,000
                                            ------------
NORTH CAROLINA -- 2.4%
  North Carolina Education
   Facilities Finance Agency
   (Bowman Gray School of
   Medicine Project) Series
   1990 (LOC Wachovia Bank)
   (VMIG-1, NR)(A)
    3.90%............. 06/07/97    10,600     10,600,000
                                            ------------
OHIO -- 11.4%
  Cuyahoga County Hospital
   Revenue Bond (Cleveland
   Clinic Foundation) Series
   1996-B (VMIG-1, A-1+)(A)
    3.85%............. 06/07/97     6,800      6,800,000
  Series 1996-A (LOC Morgan
   Guaranty)
   (VMIG-1, A-1+)(A)
    3.85%............. 06/07/97     3,000      3,000,000
  Ohio State University General
   Receipts, Series 1985-B
   (VMIG-1, A-1+)(A)
    3.85%............. 06/07/97       270        270,000
   Series 1986-B (VMIG-1,
   A-1+)(A)
    3.85%............. 06/07/97    15,625     15,625,000
  Scioto County (VHA Central
   Inc. Capital Asset Finance
   Program) Series B (AMBAC
   Insured) (NR, A-1+)(A)
    3.85%............. 06/07/97     2,895      2,895,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
   Series F (AMBAC Insured)
   (NR, A-1+)(A)
    3.85%............. 06/07/97   $ 2,100   $  2,100,000
   Series G (AMBAC Insured)
   (NR, A-1+)(A)
    3.85%............. 06/07/97     3,000      3,000,000
  State of Ohio Higher
   Education Facility Authority
   (Oberlin College Project)
   Series 1985 (LOC Bank of
   Tokyo) (VMIG-1, A-1+)(A)
    3.80%............. 06/07/97     4,450      4,450,000
  Summit County Bond
   Anticipation Notes Series A
   (MIG-1, SP1+)+
    4.50%............. 06/04/98     3,000      3,018,180
   Series C (MIG-1, NR)
    4.375%............ 11/20/97     1,815      1,820,787
  University of Cincinnati
   General Receipts Bond
   Anticipation Notes
   Series T (MIG-1, SP1+)
    4.25%............. 08/28/97     4,200      4,204,549
   Series Y (MIG-1, SP1+)
    4.24%............. 03/19/98     1,250      1,252,791
   Series AA (MIG-1, SP1+)
    4.25%............. 03/19/98     2,300      2,310,377
                                            ------------
                                              50,746,684
                                            ------------
PENNSYLVANIA -- 0.7%
  Beaver County Industrial
   Development Authority
   Pollution Control Revenue
   Bond (Duquesne Light Co.)
   Series 1990-C (VMIG-1, A-1+)
    3.55%............. 07/10/97     1,000      1,000,000

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS
MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
College Township Industrial
Development Authority (Ball
Corp. Project)
   Series 1993 (LOC Wachovia
   Bank) (NR, A-1)
    3.90%............. 06/07/97   $ 2,200   $  2,200,000
                                            ------------
                                               3,200,000
                                            ------------
TENNESSEE -- 2.9%
  Vanderbilt University Health
   & Education (Nashville &
   Davidson) (VMIG-1, A-1+)
    3.60%............. 07/14/97     3,700      3,700,000
    3.40%............. 07/15/97     1,460      1,460,000
    3.65%............. 08/11/97     2,000      2,000,000
    3.65%............. 09/12/97     3,000      3,000,000
    3.75%............. 10/03/97     3,010      3,010,000
                                            ------------
                                              13,170,000
                                            ------------
TEXAS -- 9.6%
  Angelina & Neches River
   Authority Industrial
   Development Solid Waste
   Disposal (Teec, Inc. Temple-
   Inland)
   Series B (LOC
   Credit Suisse)
   (VMIG-1, NR)(A)
    4.00%............. 06/01/97     2,200      2,200,000
   Series C (LOC Credit Suisse)
   (VMIG-1, NR)
    4.00%............. 06/01/97     2,100      2,100,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Angelina & Neches River
   Authority Industrial
   Development Solid Waste
   Disposal (Teec, Inc. Temple-
   Inland) -- Continued
   Series D (LOC Credit Suisse)
   (VMIG-1, NR)(A)
    4.00%............. 06/01/97   $  4,100   $  4,100,000
   Series E (LOC Credit Suisse)
   (VMIG-1, NR)(A)
    4.00%............. 06/01/97     8,000      8,000,000
  Red River Authority of Texas
   Pollution Control Revenue
   Bond (Southwestern Public
   Service Company Project)
   (VMIG-1, A-1+)(A)
    3.85%............. 06/07/97    16,600     16,600,000
  Shelby County Tax
   Anticipation Notes Series
   1997 (P-1, A-1+)
    3.80%............. 06/25/97     2,000      2,000,000
  Texas Tax & Revenue
   Anticipation Notes (MIG-1,
   SP1+)
    4.75%............. 08/29/97     8,000      8,016,400
                                            ------------
                                              43,016,400
                                            ------------
UTAH -- 3.2%
  Emery County Pollution
   Control Revenue Bond
   (Pacificorp Project)
   (VMIG-1, A-1+)
    3.90%............. 06/07/97     1,000      1,000,000
  Intermountain Power Agency
   Power Supply
   Series 85F (LOC Bank of
   America) (VMIG-1, A-1+)
    3.45%............. 06/03/97     2,000      2,000,000
    3.75%............. 08/22/97     1,000      1,000,000
    3.75%............. 10/17/97     1,000      1,000,000

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
UTAH -- CONTINUED
Intermountain Power Agency
Power Supply
   Series F-2 (LOC Suisse Bank)
   (VMIG-1, A-1+)
    3.40%............. 06/20/97   $ 1,000   $  1,000,000
    3.60%............. 07/03/97     3,200      3,200,000
    3.45%............. 07/15/97     5,000      5,000,000
                                            ------------
                                              14,200,000
                                            ------------
VERMONT -- 0.9%
  Vermont State General
   Obligation Commercial Paper
   Revenue Anticipation Notes
   (NR, A-1+)
    3.50%............. 06/13/97     2,000      2,000,000
    3.60%............. 06/13/97     2,000      2,000,000
                                            ------------
                                               4,000,000
                                            ------------
VIRGINIA -- 6.7%
  Commonwealth of Virginia
   General Obligation Bond
   Anticipation Note Series
   1996 (P-1, A-1+)
    3.40%............. 06/13/97     2,000      2,000,000
    3.45%............. 06/19/97     6,000      6,000,000
    3.45%............. 06/30/97     6,000      6,000,000
  Peninsula Port Authority of
   Virginia (Shell Coal and
   Terminal Company) Series
   1987 (Aa, AAA)(A)
    4.00%............. 06/01/97    15,700     15,700,000
                                            ------------
                                              29,700,000
                                            ------------

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
WASHINGTON -- 0.4%
  Washington Health Care
   Facility Authority (Fred
   Hutchinson Cancer Research
   Center) Series 1996 (LOC
   Morgan Guaranty) (VMIG-1,
   NR)(A)
    4.10%............. 06/02/97   $ 1,640   $  1,640,000
                                            ------------
WISCONSIN -- 3.2%
  Oak Creek Pollution Control
   Revenue Bond (Wisconsin
   Electric Power Company
   Project) (P-1, NR)(A)
    4.00%............. 06/07/97     3,300      3,300,000
  Wisconsin State General
   Obligation Commercial Paper
   Notes (P-1, A-1+)
    3.70%............. 07/11/97     4,000      4,000,000
    3.65%............. 10/10/97     6,889      6,889,000
                                            ------------
                                              14,189,000
                                            ------------
WYOMING -- 4.7%
  Gillette Pollution Control
   Revenue Bond (Pacificorp
   Project) (LOC Deutche Bank)
   (P-1, A-1+)
    3.55%............. 06/06/97     2,000      2,000,000
  Sweetwater County Pollution
   Control Revenue Bonds
   (Pacificorp 84) (LOC Deutche
   Bank) (P-1, NR)(A)
    3.90%............. 06/02/97    15,000     15,000,000
  Uinta County Pollution
   Control Refunding Revenue
   Bonds (Chevron USA Project)
   (P-1, NR)(A)
    4.00%............. 06/01/97     4,000      4,000,000
                                            ------------
                                              21,000,000
                                            ------------
  TOTAL MUNICIPAL BONDS...................   443,864,084
                                            ------------

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA TAX EXEMPT FUND

                                 NUMBER OF
                                  SHARES       VALUE
                                 ---------  ------------
TEMPORARY INVESTMENTS -- 0.6%
  Tax-Exempt Cash Fund..........   701,406  $    701,406
  Financial Square Tax Exempt... 2,000,000     2,000,000
  TOTAL TEMPORARY
   INVESTMENTS............................     2,701,406
  TOTAL INVESTMENTS -- 100.0%               $446,565,490
    (Cost $446,565,490*)

---------------

*   Also cost for Federal income tax purposes.

    Credit ratings given by Moody's Investor Service, Inc. and Standard & Poor's Rating Group are unaudited.

    AMBAC -- American Municipal Bond Assurance Corporation

    LOC -- Letter of Credit

    MBIA -- Municipal Bond Insurance Association

    Interest rates presented reflect the coupon rate of the security unless otherwise noted.

(A) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown represent interest rates of the security in effect as of May 31, 1997. Dates shown represent the latter of the demand date or the next interest rate change date, which is considered the maturity date for financial reporting purposes.

+   When-issued security

                             See Accompanying Notes

LOGO                        FINANCIAL HIGHLIGHTS

                            ARMADA TAX EXEMPT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     FOR THE YEAR ENDED MAY 31
                                 -------------------------------------------------------------------------------------------------
                                           1997                        1996                        1995                  1994
                                 ------------------------    ------------------------    ------------------------    -------------
                                 INSTITUTIONAL    RETAIL     INSTITUTIONAL    RETAIL     INSTITUTIONAL    RETAIL     INSTITUTIONAL
                                 -------------    -------    -------------    -------    -------------    -------    -------------
Net asset value, beginning of
 period.........................   $    1.00      $  1.00      $    1.00      $  1.00      $    1.00      $  1.00      $    1.00
                                    --------       ------        -------       ------        -------       ------        -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..........        0.03         0.03           0.03         0.03           0.03         0.03           0.02
LESS DISTRIBUTIONS
 Dividends from net investment
   income.......................       (0.03)       (0.03)         (0.03)       (0.03)         (0.03)       (0.03)         (0.02)
                                    --------       ------        -------       ------        -------       ------        -------
Net asset value, end of
 period.........................   $    1.00      $  1.00      $    1.00      $  1.00      $    1.00      $  1.00      $    1.00
                                    ========       ======        =======       ======        =======       ======        =======
TOTAL RETURN....................        3.23%        3.12%          3.40%        3.29%          3.14%        3.04%          2.06%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's).........................   $ 370,679      $71,917      $ 261,808      $85,928      $ 172,643      $51,916      $ 139,015
Ratio of expenses to average net
 assets.........................        0.29%(1)     0.39%(2)       0.30%(1)     0.40%(2)       0.35%(1)     0.46%(2)       0.33%(1)
Ratio of net investment income
 to average net assets..........        3.18%(1)     3.08%(2)       3.33%(1)     3.23%(2)       3.15%(1)     3.17%(2)       2.05%(1)


                                                       1993
                                             ------------------------
                                  RETAIL     INSTITUTIONAL    RETAIL
                                  -------    -------------    -------
Net asset value, beginning of
 period.........................  $  1.00       $  1.00       $  1.00
                                   ------       -------        ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..........     0.02          0.02          0.02
LESS DISTRIBUTIONS
 Dividends from net investment
   income.......................    (0.02)        (0.02)        (0.02)
                                   ------       -------        ------
Net asset value, end of
 period.........................  $  1.00       $  1.00       $  1.00
                                   ======       =======        ======
TOTAL RETURN....................     1.96%         2.18%         2.07%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's).........................  $17,819       $58,928       $17,791
Ratio of expenses to average net
 assets.........................     0.43%(2)      0.36%(1)      0.46%(2)
Ratio of net investment income
 to average net assets..........     1.94%(2)      2.16%(1)      2.06%(2)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the year ended May 31, 1997 would have been .49% and 2.98%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .51% and 3.12%, and .56% and 2.94%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, and 1993 would have been .53% and 1.85%, and .56% and 1.96%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1997 would have been .59% and 2.88% respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .61% and 3.02%, and .67% and 2.96%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994 and 1993 would have been .63% and 1.74%, and .66% and 1.86%, respectively.

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- 99.3%
PENNSYLVANIA -- 99.3%
  Allegheny County Hospital
    Development Authority
    Revenue Bond (Allegheny
    Hospital) Series 1988A (LOC
    PNC Bank) (VMIG-1, A-1)(A)
      3.90%........... 06/06/97  $  1,100   $  1,100,000
  Allegheny County Hospital
    Development Authority
    Revenue Bond (Southern
    Hills Health Systems
    Property) (LOC PNC Bank)
    (VMIG-1, NR)(A)
      3.85%........... 06/04/97       400        400,000
  Allegheny County Hospital
    Development Authority
    Revenue Bond (Children's
    Hospital Project) (MBIA
    Insured) (LOC PNC Bank)
    (VMIG-1, A-1+)(A)
      3.80%........... 06/05/97       200        200,000
  Allegheny County Hospital
    Development Authority
    Revenue Bond Series C (LOC
    PNC Bank) (VMIG-1, A-1)(A)
      3.90%........... 06/04/97       420        420,000
  Athens School District Tax &
    Revenue Anticipation Note
    (NR, NR)
      4.10%........... 06/30/97     1,200      1,200,045
  Beaver County Duquesne Light
    & Power Series C (LOC Swiss
    Bank) (VMIG-1, A-1+)
      3.85%........... 06/02/97     1,000      1,000,000
      3.85%........... 08/12/97     1,500      1,500,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Berks County, Industrial
    Development Authority
    Industrial Project, ELF
    Aquitaine (LOC Banque
    Nationale de Paris) (Aa3,
    NR)(A)
      4.075%.......... 06/07/97  $    400   $    400,000
  Blair County General
    Obligation Bond (FGIC
    Insured) (Aaa, NR)
      3.80%........... 08/01/97       475        475,000
  Bradford County Industrial
    Development Authority
    (Guthrie Inn Project)
    Series 1984 (LOC Mellon
    Bank) (NR, A-1)(A)
      4.00%........... 06/07/97     1,800      1,800,000
  Bucks County Industrial
    Development Authority (USX
    Corp. Project) Series 1995
    MB / (LOC Wachovia
    Bank)(VMIG-1, A-1+)(A)
      3.45%........... 06/07/97     1,000      1,000,000
  Bucks County Industrial
    Development Authority
    Revenue Bond (Edgecomb
    Metals Project) (Aa3,
    NR)(A)
      3.85%........... 06/06/97       405        405,000
  Bucks County Industrial
    Development Authority
    Revenue Bond (CPC
    International Project)
    Series 1985, (NR, NR)(A)
      4.29%........... 06/30/97     2,000      2,000,000

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Chester County Health &
    Education Facilities Authority
    (Barclay Friends Project) (LOC
    Bank of Ireland) (VMIG-1, A-
    1)(A)
    Series A
      3.90%........... 06/07/97  $  2,400   $  2,400,000
  City of Philadelphia Tax &
    Revenue Anticipation Note
    Series 1996A (MIG-1, SP1)
      4.50%........... 06/30/97     1,000      1,000,420
  Clinton County Tax & Revenue
    Anticipation Note General
    Obligation (NR, NR)
      3.90%........... 12/31/97       870        870,732
  Cumberland Valley School
    District Revenue Bond
    Series B (FSA Insured)
    (Aaa, AAA)
      5.75%........... 09/01/97       720        723,088
  Dauphin County General
    Authority Hospital Revenue
    Reading Hospital & Medical
    Center Series A (NR,
    A-1)(A)
      3.85%........... 06/04/97     1,000      1,000,000
  Delaware County Industrial
    Development Authority (B.P.
    Oil, Inc. Project) Series
    1995 DN (P1, A-1+)(A)
      4.05%........... 06/01/97       800        800,000
  Delaware County Industrial
    Development Authority Solid
    Waste (Scott Paper Co.
    Project) Series 1984A (LOC
    Fuji Bank) (Aa2, A-1+)(A)
      3.90%........... 06/07/97     1,000      1,000,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware County Industrial
    Development Authority
    Revenue Bond (Henderson
    Radnor Joint Venture
    Project)(LOC CoreStates)
    (Aa3, NR)(A)
      4.10%........... 06/07/97  $  1,095   $  1,095,000
  Delaware Valley Finance
    Authority Pennsylvania
    Local Government Revenue
    Bonds (LOC Credit Suisse)
    Series 1985-C (VMIG-1,
    A1)(A)
      3.90%........... 06/01/97     1,500      1,500,000
  Delaware Valley Regional
    Finance Authority Local
    Government, Series D (LOC
    Midland Bank) (VMIG-1,
    NR)(A)
      3.90%........... 06/07/97     2,200      2,200,000
  Emmaus General Obligation
    Bond (LOC Canadian Imperial
    Bank) (NR, SP1+)(A)
      3.95%........... 06/07/97     3,000      3,000,000
  Erie County Hospital
    Authority Revenue Bond
    Union City Memorial
    Hospital (LOC Mellon Bank)
    (NR, NR) (A)
      3.95%........... 06/05/97     1,100      1,100,000
  Lancaster Higher Education
    Authority Revenue Bond
    (Franklin & Marshall) (LOC
    CoreStates) SPA (VMIG-1,
    NR)(A)
      4.00%........... 06/07/97     1,450      1,450,000

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Lehigh County Sewer Authority
    Series 1985B DN (FGIC Insured)
    (LOC ABN Amro) (VMIG-1, A1+)(A)
      3.85%........... 06/07/97  $    380   $    380,000
  Montgomery County Industrial
    Development Authority One
    Valley Square (LOC
    Citibank) (NR, A-1+)(A)
      3.90%........... 06/07/97     1,000      1,000,000
  Montgomery County Industrial
    Development Commercial
    Development, (Ikea Property
    Project) (LOC Morgan
    Guaranty) (P1, NR)(A)
      3.95%........... 06/07/97     2,100      2,100,000
  Montgomery County Industrial
    Development Authority
    Revenue Bond Merck & Co.
    Industrial Development of
    Nashville (NR, A-1+)(A)
      4.35%........... 06/07/97     1,000      1,000,000
  Norristown Tax & Revenue
    Anticipation Notes (NR, NR)
      3.90%........... 12/31/97     2,000      2,000,000
  Northumberland Income
    Development Authority Merck
    Series 1984a (Aaa, A-1+)(A)
      4.10%........... 06/07/97     1,300      1,300,000
  Pennsylvania General
    Obligation Bond Series A
    (MBIA Insured) (Aaa, AAA)
      6.00%........... 11/01/97     2,000      2,018,527
  Pennsylvania State 1st Series
    A (A-1, AA-)
      6.50%........... 06/01/98     1,200      1,229,116
  Pennsylvania State
    Certificate of
    Participation (AMBAC
    Insured) (Aaa, AAA)
      4.60%........... 06/01/97       100        100,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Higher
    Education (Carnegie Mellon
    Project) Series 1995B (LOC
    Union Bank of Switzerland)
    (NR, A-1+)(A)
      4.05%........... 06/02/97  $  1,000   $  1,000,000
  Pennsylvania State Higher
    Education Facility
    Authority, (Thomas
    Jefferson University),
    Series B (VMIG-1, A-1+)(A)
      3.50%........... 06/07/97     3,250      3,250,000
  Pennsylvania State Higher
    Education Revenue Bond
    (Allegheny College Project)
    (LOC Mellon Bank) (NR, A-
    1+)(A)
      3.90%........... 06/07/97     1,000      1,000,000
  Philadelphia Development
    Authority Hospital Revenue
    Bond (Charter Hospital
    Philadelphia Project) (LOC
    Chase Bank) (Aa2, NR)(A)
      3.95%........... 06/04/97     2,075      2,075,000
  Philadelphia Authority for
    Industrial Development
    (Inglis House Project) (LOC
    Chase Bank) (NR, A-1)
      4.00%........... 06/04/97     2,100      2,100,000
  Philadelphia Authority for
    Industrial Development
    (City Line Holiday Inn
    Project) Series 1996 (NR,
    A-1+)(A)
      3.95%........... 06/07/97     3,000      3,000,000

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Philadelphia Industrial
    Development Authority Revenue
    Bond, (Multi-Family Housing For
    Harbor View Towers Project)
    (LOC Sumitomo Bank) (NR, A-
    1)(A)
      4.10%........... 06/07/97  $  2,580   $  2,580,000
  Philadelphia School District
    Authority General
    Obligation Tax & Revenue
    Anticipation Note (MIG-1,
    SP1)
      4.50%........... 06/30/97     2,400      2,401,039
  Philadelphia Redevelopment
    Authority Revenue Bond (LOC
    Marine Midland) (NR,
    A-2)(A)
      4.20%........... 06/07/97       900        900,000
  Pittsburgh School District
    Series B (FGIC Insured)
    (Aaa, AAA)
      5.25%........... 06/01/97       250        251,832
  Sayre Health Care Facility
    Authority (VHA Capital
    Financing Project) Series
    1985A (AMBAC Insured) (Aaa,
    A-1)(A)
      3.85%........... 06/07/97       100        100,000
    Series 1985I (AMBAC
      Insured) (LOC FNB
      Chicago)(Aaa, AAA)(A)
      3.85%........... 06/01/97       500        500,000
    Series 1985J (Aaa, A-1)(A)
      3.85%........... 06/07/97     2,000      2,000,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Schuylkill County Industrial
    Development Authority
    Resource Recovery
    (Gilberton Power Project)
    Series 1985K / (LOC Mellon
    Bank) (NR, A-1)(A)
      3.90%........... 06/07/97  $    800   $    800,000
  Schuylkill County Industrial
    Development Authority
    Resource Recovery
    (Northeastern Power Co.
    Project) Series 1985 DN /
    (LOC Sumitomo Bank) (NR,
    A-1)(A)
      4.15%........... 06/01/97     1,300      1,300,000
  Scranton -- Lackawanna Health
    and Welfare Authority
    Revenue Bond, (University
    of Scranton Project) (LOC
    PNC Bank) (NR, A-1)(A)
      4.00%........... 06/07/97     1,760      1,760,000
  Shaler Township Tax
    Anticipation Note (NR, NR)
      3.95%........... 12/31/97     1,200      1,201,335
  Somerset County PA Hospital
    (NR, NR)(A)
      4.25%........... 03/01/98     3,000      3,004,404
  St. Mary Hospital Authority
    (Franciscan Health System
    Project) Series 1985C (LOC
    Toronto Dominion) (VMIG-1,
    A-1+)
      3.95%........... 06/07/97       100        100,000
  Stroudsburg Area School
    District General Obligation
    Unlimited (FSA Insured)
    (Aaa, AAA)
      3.75%........... 10/15/97       425        425,000

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA TAX EXEMPT FUND

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
Temple University of the
Commonwealth System of Higher
Education (NR, SP1+)
      4.75%........... 05/18/98  $  2,250   $  2,267,688
  Union County Hospital Revenue
    Authority (United Methodist
    Continuing Care Project)
    Series B 1997 (LOC Dauphin
    Bank & Trust) (NR, A-1)(A)
      4.10%........... 06/01/97     1,775      1,775,000
  West York Area School
    District Tax & Revenue
    Anticipation Note (NR, NR)
      4.375%.......... 06/30/97       800        800,198
  Westmoreland County
    Industrial Development
    Authority Revenue Bond (LOC
    Chase Bank) (P1, NR)(A)
      4.15%........... 06/07/97       755        755,000
  York County General Authority
    Pooled Financing Revenue
    Series 1996 (LOC First
    Union National Bank of
    North Carolina) (NR,
    A-1)(A)
      3.90%........... 06/07/97     3,200      3,200,000
  York County IDA (Public
    Service Electric and Gas
    Co. Project) Series 1995-A
    (MBIA Insured) (LOC Swiss
    Bank) (VMIG-1, A-1+)(A)
      3.70%........... 06/07/97       700        700,000
  York County Industrial
    Development Authority
    Revenue Bond (New Edgecomb
    Corp. Project) (Aa1, NR)(A)
      3.85%........... 06/07/97       200        200,000

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Yough School District General
    Obligation Bond (MBIA
    Insured) (Aaa, AAA)
      4.30%........... 10/01/97  $    240   $    240,313
                                            ------------
TOTAL MUNICIPAL BONDS.....................    80,853,737
                                            ------------

                                  NUMBER
                                 OF SHARES     VALUE
                                 ---------  ------------
TEMPORARY INVESTMENT -- 0.7%
  Pennsylvania Municipal Cash
   Trust.......................  $558,040        558,040
                                            ------------
  TOTAL INVESTMENTS--100.0%                 $ 81,411,777
    (Cost $81,411,777*)                     ============
---------------
*    Also cost for Federal income tax purposes.
     Credit ratings given by Moody's Investor Service,
     Inc. and Standard & Poor's Rating Group are unaudited.
     AMBAC -- American Municipal Bond Assurance Cor-
     poration
     FGIC -- Federal Guaranty Insurance Corporation
     FSA -- Financial Security Assurance
     MBIA -- Municipal Bond Insurance Association
     LOC -- Letter of Credit
(A)  Variable rate securities. Interest rates vary
     periodically based on current market rates. Rates
     shown represent interest rates of the security in
     effect as of May 31, 1997. Dates shown represent the
     latter of the demand date or the next interest rate
     change date, which is considered the maturity date
     for financial reporting purposes.

                              See Accompanying Notes

LOGO                        FINANCIAL HIGHLIGHTS

                            ARMADA PENNSYLVANIA TAX EXEMPT

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                FOR THE
                                                              YEAR ENDED             FOR THE         FOR THE          FOR THE
                                                            MAY 31, 1997(5)        PERIOD ENDED    YEAR ENDED      PERIOD ENDED
                                                        -----------------------      MAY 31,        APRIL 30,        APRIL 30,
                                                        INSTITUTIONAL   RETAIL(6)    1996(5)         1996(5)          1995(5)
                                                        -------------   -------   -------------   --------------   -------------
Net asset value, beginning of period..................     $  1.00      $  1.00      $  1.00         $   1.00         $   1.00
                                                           -------      -------      -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...............................        0.03         0.02         0.00             0.03             0.02
LESS DISTRIBUTIONS
  Dividends from net investment income................       (0.03)       (0.02)        0.00            (0.03)           (0.02)
                                                           -------      -------      -------          -------          -------
Net asset value, end of period........................     $  1.00      $  1.00      $  1.00         $   1.00         $   1.00
                                                           =======      =======      =======          =======          =======
TOTAL RETURN..........................................        3.26%        3.18%        0.28%(4)         3.36%            2.32%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)..................     $60,876      $20,830      $68,742         $ 70,422         $ 56,668
Ratio of expenses to average net assets...............        0.41%(1)     0.46%(2,3)   0.55%(1,3)       0.55%            0.55%(1,3)
Ratio of net investment income to average net
  assets..............................................        3.20%(1)     3.27%(2,3)   3.24%(1,3)       3.29%            3.21%(1,3)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and other affiliates for the Institutional class for the periods ending May 31, 1997, May 31, 1996, April 30, 1996, and April 30, 1995 would have been .74% and 2.87%, .97% and 2.82%,
    .96% and 2.88%, and 1.04% and 2.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and other affiliates for the Retail class for the period ended May 31, 1997 would have been .71% and 3.02%, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Activity for the period presented includes that of the Predecessor Fund through September 6, 1996. The Predecessor Fund commenced operations on August 10, 1994. During 1996, the Predecessor Fund changed its fiscal year-end from April 30 to May 31.

(6) Retail class commenced operations on September 11, 1996.

                             See Accompanying Notes

LOGO                        FINANCIAL STATEMENTS

MAY 31, 1997                ARMADA FUNDS MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                       PENNSYLVANIA
                                            MONEY MARKET     GOVERNMENT     TREASURY     TAX EXEMPT     TAX EXEMPT
                                          ----------------   -----------   -----------   -----------   ------------
ASSETS
Investments at value (cost
  $2,300,458,986, $975,344,289,
  $281,958,896, $446,565,490, and
  $81,411,777, respectively)............   $2,300,458,986    $975,344,289  $281,958,896  $446,565,490   $81,411,777
Interest receivable.....................          558,055        195,817     1,386,936     2,696,579        605,623
Prepaid expenses........................           50,228          1,117         9,320           650          7,207
                                           --------------    ------------  ------------  ------------   -----------
TOTAL ASSETS............................    2,301,067,269    975,541,223   283,355,152   449,262,719     82,024,607
                                           --------------    ------------  ------------  ------------   -----------
LIABILITIES
Dividends payable -- Institutional
  class.................................        8,739,933      3,367,079     1,110,798     1,091,084        193,951
Dividends payable -- Retail class.......        1,501,106        676,332        21,540       206,698         57,696
Payable for investments purchased.......                0              0             0     5,118,180              0
Accrued expenses........................        1,634,039        706,429       215,550       250,671         66,911
                                           --------------    ------------  ------------  ------------   -----------
TOTAL LIABILITIES.......................       11,875,078      4,749,840     1,347,888     6,666,633        318,558
                                           --------------    ------------  ------------  ------------   -----------
NET ASSETS..............................   $2,289,192,191    $970,791,383  $282,007,264  $442,596,086   $81,706,049
                                           ==============    ============  ============  ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital.........................   $2,289,201,684    $970,793,257  $281,993,071  $442,584,405   $81,709,250
Accumulated net realized gain/(loss) on
  investments sold......................           (9,493)        (1,874)       14,193        11,681         (3,201)
                                           --------------    ------------  ------------  ------------   -----------
                                           $2,289,192,191    $970,791,383  $282,007,264  $442,596,086   $81,706,049
                                           ==============    ============  ============  ============   ===========
Net Assets -- Institutional class.......   $1,943,020,527    $811,662,224  $276,327,247  $370,679,153   $60,876,478
Shares outstanding -- Institutional
  class.................................    1,943,026,036    811,663,715   276,313,170   370,669,841     60,879,683
Net asset value, Offering price and
  Redemption price per
  share -- Institutional class..........   $         1.00    $      1.00   $      1.00   $      1.00    $      1.00
                                           ==============    ============  ============  ============   ===========
Net Assets -- Retail class..............   $  346,171,664    $159,129,159  $ 5,680,017   $71,916,933    $20,829,571
Shares outstanding -- Retail class......      346,175,648    159,129,542     5,679,901    71,914,564     20,829,567
Net asset value, Offering price and
  Redemption price per share -- Retail
  class.................................   $         1.00    $      1.00   $      1.00   $      1.00    $      1.00
                                           ==============    ============  ============  ============   ===========

                             See Accompanying Notes

LOGO                        FINANCIAL STATEMENTS

                            ARMADA FUNDS MONEY MARKET SERIES

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1997

                                                                                                      PENNSYLVANIA
                                                                                                          TAX
                                               MONEY MARKET   GOVERNMENT    TREASURY    TAX EXEMPT     EXEMPT(1)
                                               ------------   ----------   ----------   -----------   ------------
INVESTMENT INCOME:
  Interest...................................  $110,280,649   $52,097,100  $16,395,102  $13,281,324    $2,723,881
                                               ------------   -----------  -----------  -----------    ----------
EXPENSES:
  Investment Advisory fees...................    7,094,438     3,381,394      953,800     1,338,233       310,147
  12b-1 fees.................................      810,793       386,445      127,173       152,941        70,087
  Administration fees........................      502,464       239,708       79,005       170,489        53,119
  Shareholder servicing fees - Retail class
    only.....................................      341,968       153,359        5,735        68,567         8,106
  Registration and filing fees...............      199,792        57,691       13,587        21,260         7,042
  Distribution fees..........................      190,764        93,023       30,912        36,444         2,995
  Custodian fees.............................      188,221       102,808       37,527        48,496        13,823
  Legal fees.................................      171,411        87,959       28,037        32,648         5,658
  Miscellaneous..............................       82,248        40,665        1,267        21,800        13,993
  Transfer Agent fees........................       62,333        26,118       41,351        23,140        22,942
  Trustees' fees.............................       52,074        25,452        8,860        10,882         3,638
  Printing and shareholder reports...........       34,884        17,577          607         2,632        10,462
  Audit fees.................................       32,424        18,072        9,372         9,822        26,425
  Insurance..................................       30,584        14,664        4,708         5,909         1,094
  Amortization of organization costs.........            0             0        4,132             0         3,160
  Fees waived................................            0             0            0             0       (47,649)
  Fees waived by Investment Advisers.........   (2,026,982)     (966,112)    (158,966)     (764,704)     (191,305)
                                               ------------   -----------  -----------  -----------    ----------
  Total expenses.............................    7,767,416     3,678,823    1,187,107     1,178,559       313,737
                                               ------------   -----------  -----------  -----------    ----------
NET INVESTMENT INCOME........................  102,513,233    48,418,277   15,207,995    12,102,765     2,410,144
                                               ------------   -----------  -----------  -----------    ----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS
  SOLD.......................................       (1,179)            0       16,727        13,140            26
                                               ------------   -----------  -----------  -----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $102,512,054   $48,418,277  $15,224,722  $12,115,905    $2,410,170
                                               ============   ===========  ===========  ===========    ==========

(1) Activity for the year ended May 31, 1997 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

LOGO                        FINANCIAL STATEMENTS

                            ARMADA FUNDS MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                        MONEY MARKET                         GOVERNMENT                         TREASURY
                              ---------------------------------     -----------------------------     -----------------------------
                                 FOR THE            FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
                                YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               MAY 31, 1997       MAY 31, 1996      MAY 31, 1997     MAY 31, 1996     MAY 31, 1997     MAY 31, 1996
                              --------------     --------------     ------------     ------------     ------------     ------------
Net increase in net assets
  resulting from net
  investment income and
  amount of income
  distributions to
  shareholders.............   $  102,513,233     $   77,770,161     $ 48,418,277     $ 34,801,218     $ 15,207,995     $ 10,303,862
                              ==============     ==============     ============     ============     ============     ============
Increase/(decrease) in net
  assets derived from Fund
  share transactions.......      601,692,762        429,065,507       97,703,883      235,854,984      (34,605,665)     173,356,407
Net realized gain/(loss) on
  investments sold.........           (1,179)                 0                0              603           16,727           11,704
Distributions from net
  realized gains...........                0                  0                0                0          (14,238)               0
NET ASSETS:
  Beginning of period......    1,687,500,608      1,258,435,101      873,087,500      637,231,913      316,610,440      143,242,329
                              --------------     --------------     ------------     ------------     ------------     ------------
  End of period............   $2,289,192,191     $1,687,500,608     $970,791,383     $873,087,500     $282,007,264     $316,610,440
                              ==============     ==============     ============     ============     ============     ============

                                                                                 PENNSYLVANIA TAX EXEMPT
                                         TAX EXEMPT                 -------------------------------------------------
                              ---------------------------------       FOR THE          FOR THE            FOR THE
                                 FOR THE            FOR THE          YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                YEAR ENDED         YEAR ENDED         MAY 31,          MAY 31,           APRIL 30,
                               MAY 31, 1997       MAY 31, 1996        1997(1)          1996(2)            1996(2)
                              --------------     --------------     ------------     ------------     ---------------
Net increase in net assets
  resulting from net
  investment income and
  amount of income
  distributions to
  shareholders.............   $   12,102,765     $    9,807,133     $  2,410,144     $    193,868      $   2,270,970
                                ============       ============      ===========      ===========      =============
Increase/(decrease) in net
  assets derived from Fund
  share transactions.......       94,846,628        123,177,844       13,233,933       (1,946,457)        13,753,567
Net realized gain/(loss) on
  investments sold.........           13,140                  0               26           (3,610)               383
NET ASSETS:
  Beginning of period......      347,736,318        224,558,474       68,472,090       70,422,157         56,668,207
                                ------------       ------------      -----------      -----------       ------------
  End of period............   $  442,596,086     $  347,736,318     $ 81,706,049     $ 68,472,090      $  70,422,157
                                ============       ============      ===========      ===========       ============

(1) Activity for the year ended May 31, 1997 includes that of the Predecessor Fund through September 6, 1996.

(2) Activity for the periods ended May 31, 1996 and April 30, 1996 is that of the Predecessor Fund.

                             See Accompanying Notes

LOGO                NOTES TO FINANCIAL STATEMENTS

1.  FUND ORGANIZATION

  Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund which is authorized to issue thirty-two classes of shares of beneficial interest, each of which evidences an interest in one of 16 investment funds:

  Money Market Fund
(Class A "Institutional" shares and Class A-Special Series 1 "Retail" shares)

  Government Fund
(Class B "Institutional" shares and Class B-Special Series 1 "Retail" shares)

  Treasury Fund
(Class C "Institutional" shares and Class C-Special Series 1 "Retail" shares)

  Tax Exempt Fund
(Class D "Institutional" shares and Class D-Special Series 1 "Retail" shares)

  Equity Growth Fund
(Class H "Institutional" shares and Class H-Special Series 1 "Retail" shares)

  Fixed Income Fund
(Class I "Institutional" shares and Class I-Special Series 1 "Retail" shares)

  Ohio Tax Exempt Fund
(Class K "Institutional" shares and Class K-Special Series 1 "Retail" shares)

  National Tax Exempt Fund
(Class L "Institutional" shares and Class L-Special Series 1 "Retail" shares)

  Equity Income Fund
(Class M "Institutional" shares and Class M-Special Series 1 "Retail" shares)

  Mid Cap Regional Fund
(Class N "Institutional" shares and Class N-Special Series 1 "Retail" shares)

  Enhanced Income Fund
(Class O "Institutional" shares and Class O-Special Series 1 "Retail" shares)

  Total Return Advantage Fund
(Class P "Institutional" shares and Class P-Special Series 1 "Retail" shares)

  Pennsylvania Tax Exempt Fund
(Class Q "Institutional" shares and Class Q-Special Series 1 "Retail" shares)

  Intermediate Government Fund
(Class R "Institutional" shares and Class R-Special Series 1 "Retail" shares)

  GNMA Fund
(Class S "Institutional" shares and Class S-Special Series 1 "Retail" shares)

  Pennsylvania Municipal Fund
(Class T "Institutional" shares and Class T-Special Series 1 "Retail" shares)

  As of the date of this report, the National Tax Exempt Fund has not commenced operations.

  FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor"). A new investment advisory agreement between Inventor and affiliates of National City received shareholder approval in May 1996.

  On February 15 and March 18, 1996, the respective Boards of Trustees/Directors of the Trust and Inventor each approved the Agreement and Plan of Reorganization between the Trust and Inventor (the "Agreement"). Subsequently, a shareholder meeting was held to approve the Agreement; the unaudited

LOGO                     NOTES TO FINANCIAL STATEMENTS

results for the Inventor Pennsylvania Tax-Exempt Money Market Fund are listed below:

                               SHARES VOTED
                      ------------------------------   PERCENT
                         FOR       AGAINST   ABSTAIN    VOTED
                      ----------   -------   -------   -------
Inventor Pennsylvania
  Tax-Exempt Money
  Market Fund........ 36,822,578   95,225    267,862      54%

  The Reorganization was executed on September 9, 1996.

  As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Tax-Exempt Money Market Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $74,142,677 in exchange for shares of the Armada Pennsylvania Tax Exempt Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), as amended. The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Tax Exempt Fund for the year ended May 31, 1997 include those of the Predecessor Fund.

  In accordance with provisions of the Agreement, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust recognized approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various funds in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Money Market, Government, Treasury, Tax Exempt, and Pennsylvania Tax Exempt Funds (the "Funds") in preparation of their financial statements.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The Pennsylvania Tax Exempt Fund has invested substantially all of its assets in the municipal obligations of that state. The Tax Exempt Fund invests in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting the states and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by the Pennsylvania Tax Exempt and Tax Exempt Funds.

  PORTFOLIO VALUATION: Investment securities in the Money Market, Government, Treasury, and Pennsylvania Tax Exempt Funds are valued as of 1:00 P.M. and as of 4:00 P.M. and as of 12:00 noon and 4:00 P.M. for the Tax Exempt Fund on each business day. Investment securities are valued on the basis of amortized cost which has been determined by the Board of Trustees to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund declares dividends daily from net investment income and pays such dividends no later than five business days after the end of the month. Net investment income of the Money Market, Government, and Treasury Funds consists of interest accrued and discount earned (including both original

LOGO                  NOTES TO FINANCIAL STATEMENTS

issue and market discount), less amortization of any market premium and accrued expenses. Net investment income of the Tax Exempt and Pennsylvania Tax Exempt Funds consists of interest accrued, original issue discount earned, less amortization of any market premium and accrued expenses.

  FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts in the financial statements, such amounts are reported separately.

  REPURCHASE AGREEMENTS: Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and State securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

3.  INVESTMENT ADVISERS, DISTRIBUTION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, National City Bank of Columbus and National City Bank of Kentucky (collectively, the "Adviser" or "Advisers"), wholly-owned subsidiaries of National City Corporation, are payable monthly based on an annual rate of .35% of the average daily net assets of each of the Money Market, Government and Tax Exempt Funds, .30% of the average daily net assets of the Treasury Fund, and
 .40% of the average daily net assets of the Pennsylvania Tax Exempt Fund. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Tax Exempt Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continues to serve under an agreement with National City Bank and is entitled to earn a fee pursuant to such agreement. The Advisers may from time to time waive their fees payable by the Funds. For the year ended May 31, 1997, the Advisers have earned and waived the following fees:

                                     EARNED        WAIVED
                                   ----------    ----------
Money Market Fund...............   $7,094,438    $2,026,982
Government Fund.................    3,381,394       966,112
Treasury Fund...................      953,800       158,966
Tax Exempt Fund.................    1,338,233       764,704
Pennsylvania Tax Exempt Fund....      310,147       191,305

  At May 31, 1997, Advisory fees accrued and unpaid amounted to:

Money Market Fund............................   $492,813
Government Fund..............................    197,312
Treasury Fund................................     58,103
Tax Exempt Fund..............................     55,545
Pennsylvania Tax Exempt Fund.................     10,329

  The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares in the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agree-

LOGO                  NOTES TO FINANCIAL STATEMENTS

ments with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .10% on an annualized basis of the net asset value of the Retail shares of the Money Market, Government, Treasury, Tax Exempt and Pennsylvania Tax Exempt Funds. For the year ended May 31, 1997, fees paid under the Services Plan to NatCity Investments, Inc. and National City Bank of Columbus, wholly-owned subsidiaries of National City Corporation, amounted to:

                          NATIONAL CITY          NATCITY
                         BANK OF COLUMBUS    INVESTMENTS INC.
                         ----------------    ----------------
Money Market Fund.....       $ 75,059            $173,395
Government Fund.......        119,234              17,626
Treasury Fund.........            361               3,660
Tax Exempt Fund.......          3,194              47,551
Pennsylvania Tax
  Exempt Fund.........          6,227                 883

  National City Bank, a wholly-owned subsidiary of National City Corporation, serves as the Funds' Custodian. National City Bank commenced services as custodian to the Pennsylvania Tax Exempt Fund effective August 5, 1996. For the year ended May 31, 1997, National City Bank earned custodian fees as follows:

Money Market Fund............................   $188,221
Government Fund..............................    102,808
Treasury Fund................................     37,527
Tax Exempt Fund..............................     48,496
Pennsylvania Tax Exempt Fund.................     11,880

  Pursuant to Board of Trustees' approval, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or "Distributor"), began serving as the Trust's Distributor on March 10, 1997. Each Fund pays a fee to the Distributor for distributing its shares. Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor for services provided and expenses assumed in providing advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual base fee of $1,250,000 plus incentive fees related to asset growth, which are allocated among the investment funds with respect to which the Distributor is distributing shares.

  440 Financial Distributors, Inc., ("440") a wholly-owned subsidiary of The Shareholder Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corp., served as the Trust's Distributor until March 7, 1997. Each Fund reimbursed 440 for direct and indirect expenses incurred in performing distribution services, up to a maximum of .10% per annum of the average net assets of the Fund, inclusive of an annual fee of $250,000, which was allocated among the investment funds for which 440 was distributing shares.

  SEI served as distributor to the Pennsylvania Tax Exempt Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.

  Each Trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,500 per annum for services in such capacity. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

  Expenses for the year ended May 31, 1997 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

LOGO                  NOTES TO FINANCIAL STATEMENTS

  PFPC Inc. ("PFPC") serves as Administrator and Accounting Agent to the Trust. As compensation for services performed, each Fund pays PFPC an asset-based fee plus reimbursement of reasonable out-of-pocket expenses. An officer of PFPC serves as Treasurer to the Trust.

4.  SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Since the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown on the following page for such transactions.

LOGO                     NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                       MAY 31, 1997                          MAY 31, 1996
                                             ---------------------------------     ---------------------------------
                                             INSTITUTIONAL                         INSTITUTIONAL
                                                 CLASS           RETAIL CLASS          CLASS           RETAIL CLASS
                                             --------------     --------------     --------------     --------------
MONEY MARKET FUND
Shares sold..............................    $5,045,819,104     $1,653,854,681     $3,557,289,942     $1,296,339,643
Shares reinvested........................            24,146         13,094,323             19,278         11,706,196
Shares repurchased.......................    (4,447,235,733)    (1,663,863,759)    (3,296,137,841)    (1,140,151,711)
                                             --------------     --------------     --------------     --------------
Net increase.............................    $  598,607,517     $    3,085,245     $  261,171,379     $  167,894,128
                                             ==============     ==============     ==============     ==============
GOVERNMENT FUND
Shares sold..............................    $2,930,558,838     $  434,038,296     $2,479,104,729     $  196,026,437
Shares reinvested........................           422,662          1,148,634            357,397          1,033,637
Shares repurchased.......................    (2,861,212,866)      (407,251,681)    (2,355,628,345)       (85,038,871)
                                             --------------     --------------     --------------     --------------
Net increase.............................    $   69,768,634     $   27,935,249     $  123,833,781     $  112,021,203
                                             ==============     ==============     ==============     ==============
TREASURY FUND
Shares sold..............................    $1,140,870,083     $   31,457,071     $  963,946,179     $    9,707,933
Shares reinvested........................               774            238,543                  0             59,062
Shares repurchased.......................    (1,176,801,209)       (30,370,927)      (794,579,391)        (5,777,376)
                                             --------------     --------------     --------------     --------------
Net increase (decrease)..................    $  (35,930,352)    $    1,324,687     $  169,366,788     $    3,989,619
                                             ==============     ==============     ==============     ==============
TAX EXEMPT FUND
Shares sold..............................    $  631,572,058     $  334,988,273     $  576,468,463     $  241,105,254
Shares reinvested........................               343          2,089,900              1,724          2,069,874
Shares repurchased.......................      (522,712,255)      (351,091,691)      (487,304,635)      (209,162,836)
                                             --------------     --------------     --------------     --------------
Net increase (decrease)..................    $  108,860,146     $  (14,013,518)    $   89,165,552     $   34,012,292
                                             ==============     ==============     ==============     ==============

                                                    FOR THE YEAR ENDED
                                                       MAY 31, 1997*                                   FOR THE YEAR
                                             ---------------------------------     FOR THE PERIOD         ENDED
                                             INSTITUTIONAL          RETAIL             ENDED            APRIL 30,
                                                 CLASS              CLASS          MAY 31, 1996*          1996*
                                             --------------     --------------     --------------     --------------
PENNSYLVANIA TAX EXEMPT FUND
Shares sold..............................    $  180,573,040     $   59,050,127     $    6,077,845     $  148,939,088
Shares reinvested........................            22,806             52,288              4,537             51,230
Shares repurchased.......................      (188,191,480)       (38,272,848)        (8,028,839)      (135,236,751)
                                             --------------     --------------     --------------     --------------
Net increase (decrease)..................    $   (7,595,634)    $   20,829,567     $   (1,946,457)    $   13,753,567
                                             ==============     ==============     ==============     ==============

---------------

  * Formerly Inventor Pennsylvania Tax-Exempt Money Market Fund.

LOGO                   REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Armada Funds

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Armada Money Market Fund, Armada Government Fund, Armada Treasury Fund, Armada Pennsylvania Tax Exempt Fund, and Armada Tax Exempt Fund (the "Funds") as of May 31, 1997, and the related statements of operations for the year then ended. We have also audited the statements of changes in net assets and financial highlights for each of the periods presented herein for the Armada Money Market Fund, Armada Government Fund, Armada Treasury Fund and Armada Tax Exempt Fund and for the year ended May 31, 1997 for the Armada Pennsylvania Tax Exempt Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended April 30, 1996 and the one month period ended May 31, 1996 and the financial highlights for the periods ended April 30, 1995 through May 31, 1996 for the Armada Pennsylvania Tax Exempt Fund were audited by other auditors whose report dated July 26, 1996 expressed an unqualified opinion on those statements and financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian, as of May 31, 1997, and confirmation of securities not held by the custodian, by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Armada Money Market Fund, Armada Government Fund, Armada Treasury Fund, Armada Pennsylvania Tax Exempt Fund and Armada Tax Exempt Fund at May 31, 1997, the results of their operations for the year then ended, and for the Armada Money Market Fund, Armada Government Fund, Armada Treasury Fund, and Armada Tax Exempt Fund, the changes in their net assets and their financial highlights for each of the periods presented herein, and for the Armada Pennsylvania Tax Exempt Fund, the changes in their net assets and their financial highlights for the year ended May 31, 1997, in conformity with generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP
Philadelphia, PA
July 3, 1997

LOGO                        ARMADA FUNDS

BOARD OF TRUSTEES           Robert D. Neary
                              Chairman and President
                              Retired Co-Chairman, Ernst & Young
                              Director, Cold Metal Products, Inc.
                              Director, Zurn Industries, Inc.

                            Thomas R. Benua, Jr.
                              Chairman, EBCO Manufacturing Company

                            Leigh Carter
                              Retired President and Chief Operating
                                 Officer, B.F. Goodrich Company
                              Director, Adams Express Company
                              Director, Acromed Corporation
                              Director, Petroleum & Resources Corp.
                              Director, Morrison Products

                            John F. Durkott
                              President and Chief Operating Officer,
                                 Kittle's Home Furnishings Center, Inc.

                            Richard W. Furst, Dean
                              Professor of Finance and Dean,
                                 Carol Martin Gatton College of Business
                                 and Economics, University of Kentucky
                              Director, The Seed Corporation
                              Director, Foam Design, Inc.

                            J. William Pullen
                              President and Chief Executive Officer,
                                 Whayne Supply Company
                              President and Chief Executive Officer,
                                 American Contractors Rentals & Sales

                            Richard B. Tullis
                              Chairman Emeritus, Harris Corporation
                              Director, NACCO Materials Handling Group, Inc. Director, Hamilton Beach/Proctor-Silex, Inc. Director, Waste-Quip, Inc.

LOGO                                  NOTES

      [ARMADA LOGO]                                       --------------------
          ARMADA                                          |     BULK RATE    |
           FUNDS                                          |    U.S. POSTAGE  |
                                                          |        PAID      |
Oaks, Pennsylvania 19456                                  |   CLEVELAND, OH  |
                                                          |  PERMIT NO. 1535 |
*Address Correction Requested                             --------------------

INVESTMENT ADVISERS

AFFILIATES OF
NATIONAL CITY
CORPORATION

National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114

National City Bank of Columbus
155 East Broad Street
Columbus, Ohio 43251

National City Bank of Kentucky
101 South Fifth Street
Louisville, Kentucky 40202



AF-803 (7/97)